Variable Interest Entity (Details) - Schedule of Consolidated VIE and Provides a Roll Forward of the Noncontrolling Interests - VIE [Member]	13 Months Ended
Mar. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Balance beginning	$ 612,533,000
Net loss attributable to non-controlling interests	(26,382)
Balance ending	$ 612,506,618